Loans and Interest Receivable, Net (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Allowance for Credit Losses [Line Items]
Gross consumer receivables	$ 4,100,000,000	$ 3,200,000,000
Outstanding pool balance	2,900,000,000
Participation interest sold	65,000,000
Percentage of participation interest sold	2.25%
Weighted average consumer FICO score	688	689
Percentage of loans and interest receivable, prime	54.70%	55.80%
Consumer FICO credit score, prime	680
Percentage of Loans and Interest Receivable, Risk Level, High	9.10%	9.40%
Consumer FICO Credit Score, High Risk	599
Percentage of loans and interest receivable, current	90.00%	90.00%
Consumer Portfolio Segment [Member]
Financing Receivable, Allowance for Credit Losses [Roll Forward]
Balance at beginning of period	101,000,000	59,000,000
Charge-offs	(232,000,000)	(137,000,000)
Recoveries	14,000,000	9,000,000
Provisions	263,000,000	170,000,000
Balance at end of period	$ 146,000,000	$ 101,000,000